Cash and cash equivalents - Credit quality of banks in the Ecopetrol Business Group has deposits and check accounts, and issuers of investments (Details) - COP ($) $ in Billions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents
Cash and cash equivalents	$ 10,694	$ 14,054	$ 12,336	$ 15,401
A
Cash and cash equivalents
Cash and cash equivalents	1,961	702
BB
Cash and cash equivalents
Cash and cash equivalents	1,335	12
F1
Cash and cash equivalents
Cash and cash equivalents	1,320	1,887
AAA
Cash and cash equivalents
Cash and cash equivalents	1,288	1,994
AA
Cash and cash equivalents
Cash and cash equivalents	1,018	124
A+
Cash and cash equivalents
Cash and cash equivalents	962	1,791
F2
Cash and cash equivalents
Cash and cash equivalents	810	332
A-1
Cash and cash equivalents
Cash and cash equivalents	641	1,108
BBB
Cash and cash equivalents
Cash and cash equivalents	440	353
F1+
Cash and cash equivalents
Cash and cash equivalents	408	1,027
BRC1+
Cash and cash equivalents
Cash and cash equivalents	148	527
P AAA
Cash and cash equivalents
Cash and cash equivalents	38	38
Baa2
Cash and cash equivalents
Cash and cash equivalents	31	0
AAAmmf
Cash and cash equivalents
Cash and cash equivalents	5	5
AAAF
Cash and cash equivalents
Cash and cash equivalents	4	5
F3
Cash and cash equivalents
Cash and cash equivalents	0	1,419
P-1
Cash and cash equivalents
Cash and cash equivalents	0	1,058
Ba1
Cash and cash equivalents
Cash and cash equivalents	0	157
A1
Cash and cash equivalents
Cash and cash equivalents	0	85
B
Cash and cash equivalents
Cash and cash equivalents	0	4
BRC1
Cash and cash equivalents
Cash and cash equivalents	0	1
Not available rating
Cash and cash equivalents
Cash and cash equivalents	$ 285	$ 1,425